Investment in Associated Companies (Schedule of Dividends Received) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [abstract]
From associated companies			$ 382